ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Condensed Balance Sheets of Parent Company

Condensed Balance Sheets of Parent Company

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	4,493	324	47
Accounts receivable, net	—	81	12
Amounts due from subsidiaries and VIEs	55,460	—	—
Prepayments and other current assets	9,982	15,541	2,231
Total current assets	69,935	15,946	2,290
Total assets	69,935	15,946	2,290
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIENCY)
Current liabilities:
Accrued expenses and other current liabilities	23,476	36,849	5,293
Salaries and welfare payable	—	1,367	196
Amounts due to subsidiaries and VIEs	—	344,831	49,532
Total current liabilities	23,476	383,047	55,021
Total liabilities	23,476	383,047	55,021
Commitments and contingencies
Shareholders’ equity (deficiency)
Ordinary shares—Class A (US$0.001 par value; 20,000,000 shares authorized, 4,543,461 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	31	31	4
Ordinary shares—Class B (US$0.001 par value; 180,000,000 shares authorized, 26,289,929 and 30,032,890 shares, issued and outstanding as of December 31, 2018 and 2019, respectively)	177	202	30
Additional paid-in capital	1,146,253	1,272,959	182,848
Statutory Reserve	12,903	12,903	1,853
Accumulated other comprehensive loss	(35,496)	(37,858)	(5,437)
Accumulated deficit	(1,077,409)	(1,615,338)	(232,029)
Gridsum’s shareholders’ equity (deficiency)	46,459	(367,101)	(52,731)
Total liabilities and shareholders’ equity	69,935	15,946	2,290

Condensed Statements of Operations and Comprehensive Loss of Parent Company

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(872)	(53)	(2,839)	(408)
Total operating expenses	(872)	(53)	(2,839)	(408)
Loss from operations	(872)	(53)	(2,839)	(408)
Loss from subsidiaries and VIEs	(238,124)	(521,272)	(535,090)	(76,861)
Net loss	(238,996)	(521,325)	(537,929)	(77,269)
Net loss attributable to Gridsum’s ordinary shareholders	(238,996)	(521,325)	(537,929)	(77,269)
Comprehensive loss	(259,576)	(527,502)	(539,251)	(77,459)

Condensed Statements of Cash Flows of Parent Company

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	2,424	(10,753)	6,260	899
Cash flows from investing activities:
Investment of subsidiaries and VIEs	(291,008)	(12,136)	(84,710)	(12,168)
Net cash used in investing activities	(291,008)	(12,136)	(84,710)	(12,168)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	—	—	—	—
Proceeds from issuance of ordinary shares	3,091	27	74,281	10,670
Payment of financing costs in connection with the issuance of Series C preferred shares	—	—	—	—
Payment for IPO costs	(3,362)	—	—	—
Net cash provided by/(used in) financing activities	(271)	27	74,281	10,670
Net decrease in Cash, cash equivalents and restricted cash	(288,855)	(22,862)	(4,169)	(599)
Cash, cash equivalents and restricted cash at the beginning of the year	316,210	27,355	4,493	646
Cash, cash equivalents and restricted cash at the end of the year	27,355	4,493	324	47